                                February 3, 2000

The following replaces the information under the heading "Performance Summary" for Delaware Global Opportunities Fund Growth of a $10,000 Investment, Delaware International Small Cap Fund Growth of a $10,000 Investment, Delaware New Europe Fund Growth of $10,000 Investment and Delaware Latin America Fund Growth of a $10,000 Investment in the EDGAR transmission of the Annual Report of Delaware Group Global and International Funds -- Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund that was filed with the Securities and Exchange Commission on February 2, 2000 under Edgar Form Type N-30D.


Performance Summary

Delaware Global Opportunities Fund

Growth of a $10,000 Investment
July 22, 1997 to November 30,1999

Morgan Stanley Capital International World Index
Delaware Global Opportunities Fund Class A

                       Delaware Global              MSCI World
                     Opportunities Fund               Index
                     ------------------               -----
Jul-97                    $10,000                    $ 9,568
Aug-97                    $ 9,300                    $ 9,058
Oct-97                    $ 9,300                    $ 9,035
Nov-97                    $ 9,500                    $ 9,124

Jan-98                    $ 9,900                    $ 9,394
Mar-98                    $11,000                    $10,417
May-98                    $10,900                    $10,293
Jul-98                    $11,200                    $10,203
Sep-98                    $ 9,800                    $ 9,237
Nov-98                    $10,700                    $10,226

Jan-99                    $12,200                    $10,286
Mar-99                    $12,400                    $10,357
May-99                    $12,400                    $10,521
Jul-99                    $12,900                    $10,838
Sep-99                    $12,800                    $10,275
Nov-99                    $13,800                    $10,509

The chart above assumes a $10,000 investment in the Fund from July 22, 1997 through November 30, 1999 and includes the impact of the maximum 5.75% front-end sales charge and the reinvestment of distributions. Performance of the Institutional Class will vary due to different charges and expenses. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

The maximum front-end sales charge for Class A shares is 5.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the expense waivers.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware Global Opportunities Fund
Average Annual Returns Through November 30, 1999

------------------------------------------------------------------------------
                                     Lifetime                 One Year
------------------------------------------------------------------------------

Class A (Est. 7/22/97)
------------------------------------------------------------------------------
          Excluding Sales Charge     +4.72%                   +2.78%
          Including Sales Charge     +2.12%                   -3.18%
------------------------------------------------------------------------------
Institutional Class                  +4.72%                   +2.89%
------------------------------------------------------------------------------

Delaware International Small Cap Fund

Growth of a $10,000 Investment
December 19, 1997 to November 30,1999

Morgan Stanley Capital International Europe, Asia, Far East Index
Delaware International Small Cap Fund Institutional Class

                           Delaware International                 MSCI EAFE
                     Small Cap Fund Institutional Class             Index
                 -------------------------------------------        -----

Dec-97                          $10,094                             $10,000

Jan-98                          $10,129                             $10,600
Mar-98                          $11,588                             $10,800
May-98                          $11,494                             $11,800
Jul-98                          $10,376                             $11,200
Sep-98                          $ 8,976                             $ 9,300
Nov-98                          $10,588                             $10,500

Jan-99                          $10,513                             $10,400
Mar-99                          $10,743                             $10,800
May-99                          $11,627                             $11,200
Jul-99                          $12,814                             $12,200
Sep-99                          $13,444                             $12,400
Nov-99                          $12,996                             $12,300

The chart above assumes a $10,000 investment in the Fund from December 19, 1997 through November 30, 1999 and reinvestment of distributions. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware International Small Cap Fund
Average Annual Returns Through November 30, 1999

--------------------------------------------------------------------------------
                                           Lifetime              One Year
--------------------------------------------------------------------------------
Institutional Class (Est. 12/19/97)        14.38%                22.74%
--------------------------------------------------------------------------------

As of the date of this report, one share of Class A is outstanding. Therefore, performance for Class A can be expected to vary due to different charges and expenses.

Delaware Latin America Fund

Growth of a $10,000 Investment
December 29, 1998 to November 30,1999

Morgan Stanley Capital International Emerging Markets Free Index
Delaware Latin America Fund Class A

                Delaware Latin            MSCI Emerging Markets Free
                 America Fund                       Index
                 ------------                       -----

Dec-98             $10,000                         $ 9,379
Jan-99             $ 9,800                         $ 8,570
Mar-99             $11,200                         $10,410
May-99             $12,600                         $10,931
Jul-99             $13,600                         $10,333
Sep-99             $13,300                         $10,366
Nov-99             $14,800                         $11,807

The chart above assumes a $10,000 investment in the Fund from December 29, 1998 through November 30, 1999 and includes the impact of the maximum 5.75% front-end sales charge and reinvestment of distributions. Performance of the Institutional class will vary due to differing charges and expenses. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

The maximum front-end sales charge for Class A shares is 5.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the expense waivers.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware Latin America Fund
Average Annual Returns Through November 30, 1999


------------------------------------- -----------------------------------
                                      Lifetime
------------------------------------- -----------------------------------
Class A (Est. 12/29/98)
------------------------------------- -----------------------------------
     Excluding Sales Charge           25.29%
     Including Sales Charge           18.07%

------------------------------------- -----------------------------------
Institutional Class                   25.29%
------------------------------------- -----------------------------------

Delaware New Europe Fund

Growth of a $10,000 Investment
December 29, 1998 to November 30,1999

Morgan Stanley Capital International Europe Index
Delaware New Europe Fund Class A


                  Delaware New             MSCI Europe
                  Europe Fund                Index
                  ----------                 -----

Dec-98             $10,000                  $9,379
Jan-99             $ 9,900                  $9,047
Mar-99             $ 9,800                  $9,013
May-99             $ 9,600                  $9,091
Jul-99             $ 9,800                  $9,557
Sep-99             $ 9,900                  $9,069
Nov-99             $10,500                  $9,346


The chart above assumes a $10,000 investment in the Fund from December 29, 1998 through November 30, 1999 and includes the impact of the maximum 5.75% front-end sales charge and reinvestment of distributions. Performance of the Institutional class will vary due to differing charges and expenses. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

The maximum front-end sales charge for Class A shares is 5.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the expense waivers.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware New Europe Fund
Average Annual Returns Through November 30, 1999

------------------------------------- -----------------------------------
                                      Lifetime
------------------------------------- -----------------------------------
Class A (Est. 12/29/98)
------------------------------------- -----------------------------------
     Excluding Sales Charge           -0.82%
     Including Sales Charge           -6.54%
------------------------------------- -----------------------------------
Institutional Class                   -0.47%
------------------------------------- -----------------------------------